WARRANTS AND STOCK OPTIONS (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2025	Sep. 30, 2024
WARRANTS AND STOCK OPTIONS
Schedule of transactions involving warrants

		Weighted
		Average
		Exercise
	Number of	Price Per
	Shares	Share
Balance at October 1, 2024	26,332	$2,085.00
Granted	4,706,994	8.42
Exercised	(467,859)	16.41
Cancelled or expired	(841,176)	9.24
Balance at June 30, 2025	3,424,291	$12.36

		Weighted Average
	Number of	Exercise Price Per
	Shares	Share
Balance at October 1, 2023	261,029	$3.50
Granted	28,305,629	1.64
Exercised	(8,626,796)	(0.002)
Cancelled or expired	(191,719)	(56.98)
Balance, September 30, 2024	19,748,143	$2.78